Note 11 - Derivative Warrant Liabilities - Assumptions (Details)				12 Months Ended				13 Months Ended
		Dec. 27, 2017 USD ($)	Feb. 21, 2017 CAD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)	Feb. 28, 2017 CAD ($)	Feb. 28, 2017 USD ($)	Mar. 31, 2017 CAD ($)	Mar. 31, 2017 USD ($)
Statement Line Items [Line Items]
Exercise price		$ 1.2625	$ 2.15
Warrant liabilities issued December 27, 2017 [member]
Statement Line Items [Line Items]
Exercise price					$ 1.26
Share price	[1]				$ 1.02
Dividend
Risk-free interest				2.56%	2.56%
Estimated life (in years)
Expected volatility				95.16%	95.16%
Warrant liabilities issued December 3, 2013 [member]
Statement Line Items [Line Items]
Exercise price					$ 1.50		$ 1.50		$ 1.50
Share price	[1]				$ 1.02		$ 1.25		$ 1.36
Dividend
Risk-free interest				2.19%	2.19%	1.24%	1.24%	1.22%	1.22%
Expected volatility				133.86%	133.86%	107.36%	107.36%	108.35%	108.35%

[1]	In order to obtain one Common Share, 10 warrants must be exercised.